Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Fair Value Off Balance Sheet Risks Text Block

(In thousands)	December 31, 2013	December 31, 2012
Commitments to extend credit:
Credit card lines	$4,594,676	$4,379,071
Commercial lines of credit	2,569,377	2,044,382
Other unused credit commitments	326,874	351,537
Commercial letters of credit	3,059	20,634
Standby letters of credit	78,948	127,519
Commitments to originate or fund mortgage loans	47,722	41,187